UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fine Capital Partners, L.P.
Address: 590 Madison Avenue
         5th Floor
         New York, New York  10022

13F File Number:  28-11775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Debra Fine
Title:     Manager of the General Partner
Phone:     212.492.8200

Signature, Place, and Date of Signing:

     Debra Fine     New York, New York     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $256,925 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN WOODMARK CORP         COM              030506109     2353   133988 SH       SOLE                   133988
ARMSTRONG WORLD INDS INC NEW   COM              04247X102     2574   233800 SH       SOLE                   233800
ASSET ACCEP CAP CORP           COM              04543P100     5883  1108000 SH       SOLE                  1108000
ASSURED GUARANTY LTD           COM              G0585R106     8561  1264500 SH       SOLE                  1264500
BE AEROSPACE INC               COM              073302101     6059   698900 SH       SOLE                   698900
BRUNSWICK CORP                 COM              117043109     8014  2322900 SH       SOLE                  2322900
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202     8602   750594 SH       SOLE                   750594
COINSTAR INC                   COM              19259P300    28914   883145 SH       SOLE                   883145
COMCAST CORP NEW               CL A             20030N101    10530   772000 SH       SOLE                   772000
COMMERCIAL METALS CO           COM              201723103     4077   353000 SH       SOLE                   353000
CPI CORP                       COM              125902106     2768   374600 SH       SOLE                   374600
ENCORE CAP GROUP INC           COM              292554102     4491   991300 SH       SOLE                   991300
HARTE-HANKS INC                COM              416196103     5871  1097300 SH       SOLE                  1097300
JONES APPAREL GROUP INC        COM              480074103     2984   707000 SH       SOLE                   707000
LIBERTY GLOBAL INC             COM SER A        530555101     9946   683133 SH       SOLE                   683133
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    11747  1683000 SH       SOLE                  1683000
MACYS INC                      COM              55616P104     9319  1047100 SH       SOLE                  1047100
MBIA INC                       COM              55262C100      238   616600 SH  CALL SOLE                   616600
MBIA INC                       COM              55262C100    31364  6848000 SH       SOLE                  6848000
MF GLOBAL LTD                  SHS              G60642108    13217  3124700 SH       SOLE                  3124700
PHH CORP                       COM NEW          693320202    11994   853700 SH       SOLE                   853700
POLYONE CORP                   COM              73179P106    18153  7858600 SH       SOLE                  7858600
QUANEX BUILDING PRODUCTS COR   COM              747619104     5553   730600 SH       SOLE                   730600
RADIO ONE INC                  CL D NON VTG     75040P405     2787  6192898 SH       SOLE                  6192898
RELIANCE STEEL & ALUMINUM CO   COM              759509102     8118   308300 SH       SOLE                   308300
SLM CORP                       COM              78442P106     3903   788400 SH       SOLE                   788400
SOTHEBYS                       COM              835898107     3657   406300 SH       SOLE                   406300
TICKETMASTER ENTMT INC         COM              88633P302    10231  2772500 SH       SOLE                  2772500
VALUEVISION MEDIA INC          CL A             92047K107     1373  1961329 SH       SOLE                  1961329
WESCO INTL INC                 COM              95082P105     3985   219900 SH       SOLE                   219900
YAHOO INC                      COM              984332106     9659   754000 SH       SOLE                   754000